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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2015

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 4.0%
Alcoa, Inc.	29,500	$284,970
International Flavors	10,500	1,084,230
International Paper Co.	6,700	253,193
Newmont Mining Corp.	13,900	223,373
PolyOne Corp.	8,200	240,588

COMMUNICATIONS - 4.3%
CDW Corp.	9,300	379,998
EchoStar Corp.*	6,600	283,998
John Wiley & Sons, Inc.	21,000	1,050,630
Polycom, Inc.*	28,400	297,632
Scripps Networks Interactive	4,900	241,031

CONSUMER, CYCLICAL - 13.7%
Alaska Air Group, Inc.	3,200	254,240
Big Lots, Inc.	7,200	345,024
Cabela's, Inc.*	6,500	296,400
CST Brands, Inc.	8,400	282,744
Dick's Sporting Goods, Inc.	6,200	307,582
Dollar Tree, Inc.*	3,626	241,709
DSW, Inc.	9,600	242,976
Genuine Parts Co.	12,700	1,052,703
Herman Miller, Inc.	7,200	207,648
JetBlue Airways Corp.*	10,100	260,277
Kohl's Corp.	5,200	240,812
Mattel, Inc.	44,100	928,746
Nordstrom, Inc.	15,400	1,104,334
Southwest Airlines Co.	6,300	239,652
Spirit Airlines, Inc.*	3,400	160,820
Thor Industries, Inc.	5,700	295,260
United Continental Holdings*	3,900	206,895
Whirlpool, Corp.	1,900	279,794
Wyndham Worldwide Corp.	3,900	280,410

CONSUMER, NON-CYCLICAL - 23.7%
ADT Corp.	6,300	188,370
Aramark	10,300	305,292
Booz Allen Hamilton	12,700	332,867
Campbell Soup Co.	24,200	1,226,456
Cintas Corp.	8,800	754,600
CR Bard, Inc.	6,700	1,248,277
Deluxe Corp.	3,400	189,516
DENTSPLY International, Inc.	22,300	1,127,711
DeVry Education Group, Inc.	10,600	288,426
Flowers Foods, Inc.	54,200	1,340,908
Global Payments, Inc.	11,000	1,262,030
Hormel Foods Corp.	20,300	1,285,193
McCormick & Co., Inc.	14,700	1,208,046
Pilgrim's Pride Corp.*	13,900	288,842
Quanta Services, Inc.*	7,300	176,733
Rent-A-Center, Inc.	11,400	276,450
Sprouts Farmers Market, Inc.*	12,200	257,420
Tyson Foods, Inc.	7,500	323,250
United Rentals, Inc.*	2,500	150,125
Whole Foods Market, Inc.	8,200	259,530

DIVERSIFIED - 0.5%
Leucadia National Corp.	13,300	269,458

ENERGY - 3.1%
Atwood Oceanics, Inc.	12,500	185,125
Frank's International	17,500	268,275
Oceaneering International	7,100	278,888
Oil States International, Inc.*	8,900	232,557
Tesoro Corp.	3,800	369,512
Western Refining, Inc.	7,300	322,076

FINANCIAL - 12.4%
Ally Financial, Inc.*	14,400	293,472
Assured Guaranty Ltd	13,100	327,500
BioMed Realty Trust, Inc.	16,900	337,662
Brandywine Realty Trust	24,500	301,840
CBL & Associates Properties	20,100	276,375
CBRE Group, Inc.*	8,700	278,400
CNA Financial Corp.	8,300	289,919
Columbia Property Trust, Inc.	13,200	306,240
FNF Group	8,600	305,042
Genworth Financial, Inc.*	42,000	194,040
Host Hotels & Resorts, Inc.	16,100	254,541
Iron Mountain, Inc.	10,500	325,710
Janus Capital Group, Inc.	19,000	258,400
Legg Mason, Inc.	6,300	262,143
Liberty Property Trust	10,000	315,100
Navient Corp.	17,700	198,948
OneMain Holdings, Inc.*	6,900	301,668
Outfront Media, Inc.	12,800	266,240
SLM Corp.*	32,800	242,720
Starwood Property Trust, Inc.	15,000	307,800
Taubman Centers, Inc.	4,600	317,768
Weyerhaeuser Co.	10,300	281,602
WP Glimcher, Inc.	23,800	277,508

INDUSTRIAL - 20.3%
Acuity Brands, Inc.	4,000	702,320
Armstrong World Industries*	3,900	186,186
CH Robinson Worldwide, Inc.	12,000	813,360
CLARCOR, Inc.	12,100	576,928
Con-way, Inc.	5,500	260,975
Crane Co.	3,600	167,796
Dover Corp.	10,600	606,108
Expeditors International	16,200	762,210
Graco, Inc.	10,600	710,518
Graphic Packaging Holding Co.	23,000	294,170
Hubbell, Inc.	6,900	586,155
Huntington Ingalls Industries	1,900	203,585
Jabil Circuit, Inc.	15,300	342,261
Jacobs Engineering Group, Inc.*	5,200	194,636
L-3 Communications Holdings	1,800	188,136
Lincoln Electric Holdings, Inc.	12,300	644,889
MSA Safety, Inc.	15,400	615,538
Old Dominion Freight Line*	3,000	183,000
Owens-Illinois, Inc.*	14,100	292,152
Packaging Corp of America	5,100	306,816
Rockwell Collins, Inc.	8,100	662,904
Ryder System, Inc.	2,400	177,696
Textron, Inc.	4,700	176,908
Vishay Intertechnology, Inc.	27,700	268,413
Werner Enterprises, Inc.	8,000	200,800
Woodward, Inc.	13,600	553,520

TECHNOLOGY - 6.6%
Fair Isaac Corp.	12,600	1,064,700
Pitney Bowes, Inc.	10,200	202,470
Rackspace Hosting, Inc.*	8,600	212,248
Teradata Corp.*	8,800	254,848
Teradyne, Inc.	16,700	300,767
Western Digital Corp.	4,100	325,704
Xilinx, Inc.	25,800	1,093,920

UTILITIES - 6.6%
AES Corp.	24,500	239,855
AGL Resources, Inc.	7,000	427,280
Alliant Energy Corp.	5,600	327,544
Atmos Energy Corp.	6,300	366,534
Black Hills Corp.	7,400	305,916
Questar Corp.	15,500	300,855
UGI Corp.	33,500	1,166,470
Vectren Corp.	8,400	352,884

TOTAL COMMON STOCK - 95.2%
(Cost $55,172,779)		50,124,215

SHORT-TERM INVESTMENTS - 4.7%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $2,426,892)		2,426,892

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $57,599,671)		52,551,107

OTHER ASSETS LESS LIABILITIES - 0.1%		73,322

TOTAL NET ASSETS - 100.0%		$52,624,429

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2015

Common Stock	Shares	Value

BASIC MATERIALS - 4.6%
Alcoa, Inc.	44,300	$427,938
Eastman Chemical Co.	6,100	394,792
Ecolab, Inc.	9,200	1,009,424
International Flavors	2,300	237,498
International Paper Co.	10,000	377,900
LyondellBasell Industries	4,900	408,464
Newmont Mining Corp.	20,400	327,828
PolyOne Corp.	2,600	76,284
Sherwin-Williams Co.	3,700	824,286
Sigma-Aldrich Corp.	7,400	1,028,008

COMMUNICATIONS - 2.8%
CDW Corp.	2,900	118,494
Cisco Systems, Inc.	17,500	459,375
Comcast Corp.	7,600	435,024
EchoStar Corp.*	2,100	90,363
John Wiley & Sons, Inc.	4,500	225,135
Polycom, Inc.*	9,000	94,320
Scripps Networks Interactive	7,100	349,249
Symantec Corp.	21,000	408,870
Verizon Communications, Inc.	21,800	948,518

CONSUMER, CYCLICAL - 11.5%
Advance Auto Parts, Inc.	1,500	284,295
Alaska Air Group, Inc.	7,200	572,040
American Airlines Group, Inc.	11,900	462,077
Big Lots, Inc.	2,100	100,632
Cabela's, Inc.*	2,000	91,200
CST Brands, Inc.	2,500	84,150
Delta Air Lines, Inc.	11,700	524,979
Dick's Sporting Goods, Inc.	1,900	94,259
Dollar Tree, Inc.*	422	28,131
DSW, Inc.	2,800	70,868
Ford Motor Co.	32,100	435,597
General Motors Co.	14,600	438,292
Genuine Parts Co.	2,800	232,092
Herman Miller, Inc.	3,400	98,056
Home Depot, Inc.	9,300	1,074,057
JetBlue Airways Corp.*	4,700	121,119
Johnson Controls, Inc.	9,400	388,784
Kohl's Corp.	7,400	342,694
Lear Corp.	4,300	467,754
Lowe's Cos, Inc.	7,100	489,332
Mattel, Inc.	9,700	204,282
McDonald's Corp.	10,800	1,064,124
NIKE, Inc.	9,400	1,155,918
Nordstrom, Inc.	3,300	236,643
Southwest Airlines Co.	14,300	543,972
Spirit Airlines, Inc.*	1,600	75,680
Thor Industries, Inc.	1,700	88,060
United Continental Holdings*	8,900	472,145
VF Corp.	14,500	989,045
Wal-Mart Stores, Inc.	14,200	920,728
Whirlpool, Corp.	2,800	412,328
Wyndham Worldwide Corp.	1,200	86,280

CONSUMER, NON-CYCLICAL - 18.5%
Aaron's, Inc.	2,700	97,497
ADT Corp.	2,900	86,710
Aetna, Inc.	4,100	448,581
Aramark	15,200	450,528
Archer-Daniels-Midland Co.	10,000	414,500
Baxalta, Inc.	7,600	239,476
Baxter International, Inc.	27,500	903,375
Becton Dickinson and Co.	7,200	955,152
Booz Allen Hamilton	3,900	102,219
Campbell Soup Co.	5,200	263,536
Cardinal Health, Inc.	5,600	430,192
Centene Corp.*	6,900	374,187
Cintas Corp.	2,900	248,675
Coca-Cola Co.	26,100	1,047,132
Colgate-Palmolive Co.	15,500	983,630
CR Bard, Inc.	1,400	260,834
Deluxe Corp.	1,600	89,184
DENTSPLY International, Inc.	4,800	242,736
DeVry Education Group, Inc.	3,200	87,072
Flowers Foods, Inc.	12,100	299,354
Global Payments, Inc.	2,400	275,352
Hershey Co.	11,500	1,056,620
Hormel Foods Corp.	4,400	278,564
Johnson & Johnson	10,500	980,175
Kellogg Co.	16,300	1,084,765
Kimberly-Clark Corp.	9,500	1,035,880
McCormick & Co., Inc.	3,100	254,758
McKesson Corp.	2,100	388,563
Medtronic PLC	14,100	943,854
PepsiCo., Inc.	10,800	1,018,440
Pfizer, Inc.	30,800	967,428
Pilgrim's Pride Corp.*	4,300	89,354
Procter & Gamble Co.	12,800	920,832
Quanta Services, Inc.*	3,500	84,735
Rent-A-Center, Inc.	3,500	84,875
Sprouts Farmers Market, Inc.*	3,700	78,070
Sysco Corp.	28,900	1,126,233
Tyson Foods, Inc.	11,000	474,100
United Rentals, Inc.*	5,800	348,290
UnitedHealth Group, Inc.	3,900	452,439
Whole Foods Market, Inc.	12,000	379,800

DIVERSIFIED - 0.1%
Leucadia National Corp.	4,000	81,040

ENERGY - 1.1%
Atwood Oceanics, Inc.	4,100	60,721
Exxon Mobil Corp.	5,800	431,230
Frank's International	5,500	84,315
Helmerich & Payne, Inc.	7,400	349,724
Oceaneering International	2,200	86,416
Oil States International, Inc.*	2,800	73,164
Western Refining, Inc.	2,100	92,652

FINANCIAL - 3.0%
ACE Ltd	4,600	475,640
Ally Financial, Inc.*	4,400	89,672
Ameriprise Financial, Inc.	800	87,304
Arthur J Gallagher & Co.	2,100	86,688
Assured Guaranty Ltd	4,100	102,500
Berkshire Hathaway, Inc.*	3,500	456,400
Brandywine Realty Trust	7,100	87,472
CBL & Associates Properties	5,900	81,125

CBRE Group, Inc.*	2,600	83,200
CNA Financial Corp.	2,500	87,325
Columbia Property Trust, Inc.	3,900	90,480
Genworth Financial, Inc.*	13,200	60,984
Iron Mountain, Inc.	3,100	96,162
Janus Capital Group, Inc.	5,900	80,240
Legg Mason, Inc.	2,000	83,220
Liberty Property Trust	2,900	91,379
Loews Corp.	2,500	90,350
Navient Corp.	5,200	58,448
OneMain Holdings, Inc.*	2,100	91,812
Outfront Media, Inc.	3,900	81,120
Primerica, Inc.	2,200	99,154
Santander Consumer USA*	19,500	398,190
SLM Corp.*	9,800	72,520
Starwood Property Trust, Inc.	4,400	90,288
T Rowe Price Group, Inc.	1,300	90,350
Weyerhaeuser Co.	3,100	84,754

INDUSTRIAL - 8.8%
3M Co.	6,700	949,859
Acuity Brands, Inc.	1,300	228,254
Boeing Co.	3,400	445,230
CH Robinson Worldwide, Inc.	4,000	271,120
CLARCOR, Inc.	4,100	195,488
Con-way, Inc.	2,600	123,370
Corning, Inc.	24,400	417,728
Crane Co.	1,700	79,237
Cummins, Inc.	3,600	390,888
Dover Corp.	3,600	205,848
Emerson Electric Co.	18,700	825,979
Expeditors International	5,500	258,775
Graco, Inc.	3,500	234,605
Graphic Packaging Holding Co.	7,100	90,809
Hubbell, Inc.	2,300	195,385
Huntington Ingalls Industries	900	96,435
Illinois Tool Works, Inc.	11,100	913,641
ITT Corp.	2,400	80,232
Jabil Circuit, Inc.	4,700	105,139
Jacobs Engineering Group, Inc.*	2,500	93,575
L-3 Communications Holdings	4,100	428,532
Lincoln Electric Holdings, Inc.	4,100	214,963
MSA Safety, Inc.	5,200	207,844
Old Dominion Freight Line*	1,400	85,400
Owens-Illinois, Inc.*	4,400	91,168
Packaging Corp of America	1,500	90,240
Rockwell Automation, Inc.	8,200	832,054
Rockwell Collins, Inc.	2,700	220,968
Ryder System, Inc.	1,100	81,444
Textron, Inc.	10,800	406,512
Union Pacific Corp.	4,900	433,209
Vishay Intertechnology, Inc.	8,500	82,365
Werner Enterprises, Inc.	3,700	92,870
Woodward, Inc.	4,600	187,220

TECHNOLOGY - 4.9%
Analog Devices, Inc.	16,400	925,124
Apple, Inc.	3,800	419,140
Fair Isaac Corp.	2,800	236,600
HP, Inc.	15,600	399,516
Intel Corp.	34,800	1,048,872
Micron Technology, Inc.*	26,800	401,464
NVIDIA Corp.	24,500	603,925
Oracle Corp.	11,800	426,216

Pitney Bowes, Inc.	4,700	93,295
Rackspace Hosting, Inc.*	2,700	66,636
Teradata Corp.*	2,700	78,192
Western Digital Corp.	6,100	484,584
Xilinx, Inc.	5,800	245,920

UTILITIES - 1.3%
Black Hills Corp.	2,100	86,814
Edison International	8,100	510,867
Exelon Corp.	14,600	433,620
Questar Corp.	4,500	87,345
UGI Corp.	7,200	250,704
Vectren Corp.	2,400	100,824

TOTAL COMMON STOCK - 56.6%
(Cost $67,528,198)		$62,351,163

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2015

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 1.6%
AT&T, Inc.	4.750	5/15/2046	1,000,000	$916,297
Verizon Communications, Inc.	3.850	11/1/2042	1,000,000	829,164

CONSUMER, CYCLICAL - 1.3%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,380,945

CONSUMER, NON-CYCLICAL - 9.3%
Amgen, Inc.	4.400	5/1/2045	1,000,000	918,162
Anthem, Inc.	3.125	5/15/2022	1,000,000	989,803
Celgene Corp.	3.250	8/15/2022	500,000	500,788
Clorox Co.	3.050	9/15/2022	500,000	497,535
Edgewell Personal Care Co.	4.700	5/19/2021	1,000,000	1,023,534
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,079,691
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,087,603
Quest Diagnostics, Inc.	4.700	4/1/2021	1,500,000	1,628,570
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,025,421
Teva Pharmaceutical Finance	2.250	3/18/2020	1,500,000	1,480,868

ENERGY - 1.0%
Phillips 66	4.300	4/1/2022	1,000,000	1,047,816

FINANCIAL - 9.0%
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,145,227
General Electric Capital Corp.	3.100	1/9/2023	1,000,000	1,022,468
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,115,241
JPMorgan Chase & Co.	3.250	9/23/2022	1,500,000	1,501,077
MetLife, Inc.	3.600	4/10/2024	1,000,000	1,018,565
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,029,742
Reinsurance Group of America	4.700	9/15/2023	1,500,000	1,616,508
Wells Fargo & Co.	4.650	11/4/2044	1,500,000	1,477,338

GOVERNMENT - 1.8%
Federal Home Loan Mortgage Corp.	3.000	8/27/2027	1,000,000	987,889
Federal National Mortgage	2.350	4/28/2028	1,000,000	998,866

INDUSTRIAL - 3.7%
Burlington Northern Santa Fe	3.450	9/15/2021	1,500,000	1,547,019
Fluor Corp.	3.500	12/15/2024	1,000,000	1,016,523
JB Hunt Transport Services, Inc.	3.850	3/15/2024	1,500,000	1,543,752

MORTGAGE SECURITIES - 8.4%
Fannie Mae Pool	7.000	4/1/2033	170,209	193,484
Fannie Mae Pool	6.000	10/1/2036	153,968	173,757
Fannie Mae Pool	4.500	1/1/2042	850,962	925,308
Fannie Mae Pool	4.000	7/1/2042	1,009,471	1,079,940
Fannie Mae Pool	3.500	10/1/2042	750,408	784,710
Freddie Mac Gold Pool	6.500	6/1/2024	100,006	114,328
Freddie Mac Gold Pool	7.000	10/1/2031	246,513	296,964
Freddie Mac Gold Pool	6.500	2/1/2032	245,801	283,847
Freddie Mac Gold Pool	6.500	8/1/2032	103,297	118,090
Freddie Mac Gold Pool	6.500	12/1/2032	219,420	256,390
Freddie Mac Gold Pool	6.500	4/1/2033	97,068	112,968
Freddie Mac Gold Pool	5.500	3/1/2034	238,502	266,153
Freddie Mac Gold Pool	5.500	6/1/2035	250,049	278,154
Freddie Mac Gold Pool	5.000	7/1/2035	312,833	345,670

Freddie Mac Gold Pool	5.000	9/1/2035	154,870	170,677
Freddie Mac Gold Pool	5.500	11/1/2035	300,396	333,385
Freddie Mac Gold Pool	6.000	2/1/2036	208,231	237,481
Freddie Mac Gold Pool	5.000	1/1/2037	207,882	229,031
Freddie Mac Gold Pool	5.500	5/1/2038	234,833	259,932
Freddie Mac Gold Pool	5.500	1/1/2039	314,770	351,145
Freddie Mac Gold Pool	6.000	9/1/2039	475,769	540,417
Freddie Mac Gold Pool	4.000	10/1/2040	1,133,754	1,211,464
Freddie Mac Gold Pool	3.500	9/1/2042	775,201	810,562
MASTR Asset Securitization Trust	6.250	5/25/2036	266	124

TECHNOLOGY - 0.9%
Intel Corp.	2.700	12/15/2022	1,000,000	982,570

UTILITIES - 2.9%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	975,669
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,069,365
South Carolina Electric & Gas Co.	6.500	11/1/2018	1,000,000	1,147,472

TOTAL FIXED-INCOME SECURITIES - 39.9%
(Cost $43,231,520)				43,975,468

EXCHANGE TRADED FUNDS
Vanguard FTSE All-World ex-US ETF			12,300	524,349
Vanguard FTSE Developed Markets ETF			19,000	677,160
Vanguard Total International Stock ETF			13,300	589,456

TOTAL EXCHANGE TRADED FUNDS - 1.6%
(Cost $2,097,259)				1,790,965

SHORT-TERM INVESTMENTS - 1.6%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $1,695,600)				1,695,600

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $114,552,577)				109,813,196

OTHER ASSETS LESS LIABILITIES - 0.3%				327,839

TOTAL NET ASSETS - 100.0%				$110,141,035

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2015, the aggregate market value of these securities amounted to $1,025,421 or 0.93% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2015

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 9.2%
Alibaba Group Holding Ltd*	3.125	11/28/2021	2,000,000	$1,920,664
AT&T, Inc.	4.750	5/15/2046	2,000,000	1,832,594
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,203,242
DISH DBS Corp.	5.875	7/15/2022	2,500,000	2,212,500
IAC	4.750	12/15/2022	2,500,000	2,293,750
Netflix, Inc.	5.375	2/1/2021	2,300,000	2,386,250
Verizon Communications, Inc.	3.850	11/1/2042	2,000,000	1,658,328

CONSUMER, CYCLICAL - 2.1%
Lennar Corp.	4.750	11/15/2022	1,250,000	1,213,500
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,092,332

CONSUMER, NON-CYCLICAL - 10.8%
Amgen, Inc.	4.400	5/1/2045	2,000,000	1,836,324
Anthem, Inc.	3.125	5/15/2022	2,000,000	1,979,606
Celgene Corp.	3.250	8/15/2022	2,000,000	2,003,152
Edgewell Personal Care Co.	4.700	5/19/2021	2,000,000	2,047,068
Express Scripts Holding Co.	4.750	11/15/2021	2,000,000	2,159,382
Gilead Sciences, Inc.	4.500	4/1/2021	2,000,000	2,175,206
Quest Diagnostics, Inc.	4.700	4/1/2021	2,500,000	2,714,283
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,050,842

ENERGY - 3.7%
Atwood Oceanics, Inc.	6.500	2/1/2020	2,000,000	1,605,000
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,179,346
Phillips 66	4.300	4/1/2022	2,000,000	2,095,632

FINANCIAL - 21.0%
Bank of America Corp.	4.000	4/1/2024	2,000,000	2,058,614
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,068,178
Citigroup, Inc.	5.500	9/13/2025	2,500,000	2,719,210
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,666,023
General Electric Capital Corp.	3.100	1/9/2023	2,000,000	2,044,936
Goldman Sachs Group, Inc.	3.850	7/8/2024	2,000,000	2,038,782
Icahn Enterprises LP	6.000	8/1/2020	3,000,000	3,082,500
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	2,001,436
MetLife, Inc.	3.600	4/10/2024	3,000,000	3,055,695
Morgan Stanley	3.875	4/29/2024	2,500,000	2,553,528
Old Republic International Corp.	4.875	10/1/2024	2,000,000	2,096,618
PNC Funding Corp.	3.300	3/8/2022	2,000,000	2,059,484
Reinsurance Group of America	4.700	9/15/2023	2,000,000	2,155,344
Wells Fargo & Co.	4.650	11/4/2044	2,500,000	2,462,230

GOVERNMENT - 12.9%
Federal Farm Credit Banks	3.200	4/24/2030	2,484,000	2,438,811
Federal Home Loan Mortgage Corp.	1.375	5/1/2020	3,000,000	2,997,261
Federal Home Loan Mortgage Corp.	3.000	8/27/2027	2,000,000	1,972,030
Federal National Mortgage	1.625	8/28/2019	3,000,000	3,007,260
Federal National Mortgage	2.350	4/28/2028	1,750,000	1,748,016
Federal National Mortgage	2.375	4/25/2028	3,000,000	2,990,460
Federal National Mortgage	2.500	1/24/2033	2,145,000	2,129,573
Province of Quebec	2.625	2/13/2023	3,000,000	3,056,847

INDUSTRIAL - 6.2%
Clean Harbors, Inc.	5.125	6/1/2021	2,500,000	2,512,500
Fluor Corp.	3.500	12/15/2024	2,000,000	2,033,046

Jabil Circuit, Inc.	5.625	12/15/2020	2,500,000	2,618,750
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,525,000

MORTGAGE SECURITIES - 22.2%
Fannie Mae Pool	3.500	10/1/2042	1,500,816	1,569,420
Fannie Mae Pool	4.000	8/1/2041	1,926,787	2,061,041
Fannie Mae Pool	4.000	11/1/2041	2,182,739	2,334,304
Fannie Mae Pool	4.000	7/1/2042	1,281,868	1,371,353
Fannie Mae Pool	4.000	7/1/2042	1,656,016	1,772,194
Fannie Mae Pool	4.500	1/1/2042	1,276,443	1,387,962
Fannie Mae Pool	6.000	7/1/2037	624,905	705,296
Fannie Mae Pool	6.000	10/1/2036	417,539	471,205
Fannie Mae Pool	7.000	3/1/2032	339,121	399,799
Fannie Mae Pool	7.000	4/1/2033	266,225	302,628
Fannie Mae Pool	7.000	2/1/2032	311,960	371,157
Freddie Mac Gold Pool	3.500	9/1/2042	2,325,602	2,431,687
Freddie Mac Gold Pool	4.000	12/1/2040	1,746,133	1,876,838
Freddie Mac Gold Pool	5.000	8/1/2035	1,006,082	1,116,645
Freddie Mac Gold Pool	5.000	11/1/2035	320,062	350,242
Freddie Mac Gold Pool	5.000	6/1/2034	316,314	347,792
Freddie Mac Gold Pool	5.000	7/1/2035	930,678	1,028,369
Freddie Mac Gold Pool	5.000	9/1/2035	619,480	682,709
Freddie Mac Gold Pool	5.000	1/1/2037	623,646	687,093
Freddie Mac Gold Pool	5.500	12/1/2034	791,583	883,350
Freddie Mac Gold Pool	5.500	1/1/2035	601,964	670,592
Freddie Mac Gold Pool	5.500	3/1/2034	715,505	798,458
Freddie Mac Gold Pool	5.500	12/1/2037	225,517	252,549
Freddie Mac Gold Pool	5.500	6/1/2035	993,944	1,105,664
Freddie Mac Gold Pool	5.500	11/1/2035	901,189	1,000,156
Freddie Mac Gold Pool	5.500	5/1/2038	849,132	939,774
Freddie Mac Gold Pool	5.500	5/1/2038	716,730	793,335
Freddie Mac Gold Pool	5.500	1/1/2039	944,309	1,053,435
Freddie Mac Gold Pool	5.500	4/1/2034	948,162	1,056,810
Freddie Mac Gold Pool	6.000	2/1/2036	572,636	653,073
Freddie Mac Gold Pool	6.000	9/1/2039	971,983	1,104,056
Freddie Mac Gold Pool	6.500	4/1/2033	291,204	338,905
Freddie Mac Gold Pool	6.500	2/1/2032	393,665	454,599
Freddie Mac Gold Pool	6.500	8/1/2032	137,729	157,453
Freddie Mac Gold Pool	6.500	10/1/2038	474,323	542,251
Freddie Mac Gold Pool	6.500	6/1/2024	233,348	266,766
Freddie Mac Gold Pool	7.000	10/1/2031	420,695	506,793
Freddie Mac Gold Pool	7.000	5/1/2032	576,080	691,253
Freddie Mac Gold Pool	7.000	9/1/2033	118,159	144,812

TECHNOLOGY - 1.8%
Apple, Inc.	2.400	5/3/2023	1,000,000	969,184
Brocade Communications Systems	4.625	1/15/2023	2,000,000	1,920,000

UTILITIES - 5.2%
Commonwealth Edison Co.	3.400	9/1/2021	2,000,000	2,086,712
Dominion Gas Holdings LLC	3.550	11/1/2023	3,000,000	3,002,733
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,096,181
Progress Energy, Inc.	3.150	4/1/2022	2,000,000	1,996,102

TOTAL FIXED-INCOME SECURITIES - 95.1%
(Cost $148,315,249)				149,503,859

SHORT-TERM INVESTMENTS - 4.2%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $6,627,583)				6,627,583

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $154,942,832)	156,131,442

OTHER ASSETS LESS LIABILITIES - 0.7%	1,152,828

TOTAL NET ASSETS - 100.0%	$157,284,270

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2015, the aggregate market value of these securities amounted to $6,637,529 or 4.22% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2015

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 7.6%
Alcoa, Inc.	8,000	$77,280
Ecolab, Inc.	1,700	186,524
International Paper Co.	1,800	68,022
Newmont Mining Corp.	3,800	61,066
Sherwin-Williams Co.	700	155,946
Sigma-Aldrich Corp.	1,400	194,488

COMMUNICATIONS - 3.5%
Cisco Systems, Inc.	3,200	84,000
Comcast Corp.	1,400	80,136
Verizon Communications, Inc.	4,100	178,391

CONSUMER, CYCLICAL - 22.6%
Alaska Air Group, Inc.	1,400	111,230
American Airlines Group, Inc.	2,300	89,309
Costco Wholesale Corp.	700	101,199
Delta Air Lines, Inc.	2,200	98,714
Ford Motor Co.	5,900	80,063
General Motors Co.	2,700	81,054
Genuine Parts Co.	1,000	82,890
Home Depot, Inc.	1,700	196,333
Johnson Controls, Inc.	1,800	74,448
Kohl's Corp.	1,400	64,834
Lear Corp.	800	87,024
Lowe's Cos, Inc.	1,300	89,596
McDonald's Corp.	2,000	197,060
NIKE, Inc.	1,800	221,346
Southwest Airlines Co.	2,700	102,708
United Continental Holdings*	1,700	90,185
VF Corp.	2,700	184,167
Wal-Mart Stores, Inc.	2,700	175,068
Whirlpool, Corp.	500	73,630

CONSUMER, NON-CYCLICAL - 32.7%
Aramark	2,800	82,992
Archer-Daniels-Midland Co.	1,800	74,610
Baxter International, Inc.	5,000	164,250
Becton Dickinson and Co.	1,300	172,458
Cardinal Health, Inc.	1,000	76,820
Coca-Cola Co.	4,900	196,588
Colgate-Palmolive Co.	2,900	184,034
General Mills, Inc.	3,400	190,842
Hershey Co.	2,200	202,136
Johnson & Johnson	2,000	186,700
Kellogg Co.	3,100	206,305
Kimberly-Clark Corp.	1,800	196,272
McKesson Corp.	400	74,012
Medtronic PLC	2,600	174,044
PepsiCo., Inc.	2,000	188,600
Pfizer, Inc.	5,700	179,037
Procter & Gamble Co.	2,400	172,656
Sysco Corp.	5,400	210,438
Tyson Foods, Inc.	2,100	90,510
UnitedHealth Group, Inc.	700	81,207
Whole Foods Market, Inc.	2,300	72,795

ENERGY - 2.7%
Exxon Mobil Corp.	1,100	81,785
Tesoro Corp.	1,000	97,240
Valero Energy Corp.	1,400	84,140

FINANCIAL - 1.8%
ACE Ltd	900	93,060
Berkshire Hathaway, Inc.*	600	78,240

INDUSTRIAL - 12.6%
3M Co.	1,200	170,124
Boeing Co.	600	78,570
CH Robinson Worldwide, Inc.	1,400	94,892
Corning, Inc.	4,500	77,040
Cummins, Inc.	700	76,006
Emerson Electric Co.	3,500	154,595
Illinois Tool Works, Inc.	2,100	172,851
L-3 Communications Holdings	800	83,616
Rockwell Automation, Inc.	1,500	152,205
Textron, Inc.	2,000	75,280
Union Pacific Corp.	900	79,569

TECHNOLOGY - 7.7%
Analog Devices, Inc.	3,000	169,230
Apple, Inc.	700	77,210
HP, Inc.	2,900	74,269
Intel Corp.	6,400	192,896
Micron Technology, Inc.*	4,700	70,406
Oracle Corp.	2,200	79,464
Western Digital Corp.	1,100	87,384

UTILITIES - 3.7%
American Electric Power	1,600	90,976
Edison International	1,600	100,912
Exelon Corp.	2,800	83,160
NextEra Energy, Inc.	900	87,795

TOTAL COMMON STOCK - 94.9%
(Cost $9,900,735)		9,226,932

SHORT-TERM INVESTMENTS - 4.9%
Federated Treasury Obligations Fund, 0.01% Yield
(Cost $481,168)		481,168

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $10,381,903)		9,708,100

OTHER ASSETS LESS LIABILITIES - 0.2%		15,788

TOTAL NET ASSETS - 100.0%		$9,723,888

* Securities are non-income producing

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$50,124,215	$62,351,163	$0	$9,226,932
Exchange Traded Funds	0	1,790,965	0	0
Short-term Investments	2,426,892	1,695,600	6,627,583	481,168

Level 2 – Other Significant Observable Inputs:
Fixed Income Securities*	0	43,975,468	149,503,859	0

Level 3 – Significant Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$52,551,107	$109,813,196	$156,131,442	$9,708,100

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended September 30, 2015.

There were no transfers between levels of the fair value hierarchy during the three month period ended September 30, 2015.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At September 30, 2015, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$1,414,296	$2,402,221	$2,845,598	$209,168
Unrealized Depreciation	(6,462,860)	(7,141,602)	(1,656,988)	(882,971)
Net Unrealized Appreciation	$(5,048,564)	$(4,739,381)	$1,188,610	$(673,803)

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 24, 2015

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  November 24, 2015

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)